As filed with the U.S. Securities and Exchange Commission on April 4, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2024

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

January 31, 2024

US Vegan Climate ETF

Ticker: VEGN

US Vegan Climate ETF

US Vegan Climate ETF

Letter to Shareholders

(Unaudited)

Dear Shareholders,

As CEO of Beyond Investing, I would like to express our sincere gratitude for the confidence you have placed in us by investing in the US Vegan Climate ETF (“VEGN” or the “Fund”). The following information pertains to the period from August 1, 2023 through January 31, 2024 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the Beyond Investing US Vegan Climate Index (“VEGAN” or the “Index”). The Index, developed by Beyond Investing, is a passive, rules- based index of U.S. mainly large cap stocks, screened according to vegan and climate- conscious principles.

Taking the largest 500 stocks in the U.S. market, VEGAN excludes companies engaged in animal exploitation, defense, human rights abuses, fossil fuels extraction and energy production, and other environmentally damaging activities. VEGAN includes mid-cap stocks that replace companies in sectors that become underweight through these exclusions.

The Fund experienced a strong positive performance during the current fiscal period. The market price for VEGN rose by 9.13% while the NAV gained 8.88%, whereas the S&P 500® Index, a broad market index, only returned 6.43% over the same period. The Fund’s Index rose 9.15% over the same period. Meanwhile, outstanding shares ended the period at 1,975,000.

For the current fiscal period, the top five contributors to Fund performance contributed the following amounts:

NVIDIA Corporation	+1.35%
Broadcom, Inc.	+1.18%
Advanced Micro Devices, Inc.	+0.91%
Salesforce, Inc.	+0.67%
Visa, Inc. - Class A	+0.53%

For the period, the bottom five contributors to Fund performance detracted by the following amounts:

Tesla, Inc.	-1.42%
Apple, Inc.	-0.28%
United Parcel Service, Inc. - Class B	-0.22%
Texas Instruments, Inc.	-0.14%
PayPal Holdings, Inc.	-0.13%

US Vegan Climate ETF

Letter to Shareholders

(Unaudited) (Continued)

Over the course of this half year, the Fund initially traded at $40.36 in the market and then hit a low point of $36.06 on October 27th, 2023, while the S&P 500® Index dipped to $4,117.37 on the same day. Subsequently both the Fund and the S&P 500® Index rallied, ending the current fiscal period towards their market highs, at $43.82 and $4,845.65 on January 31st, 2024 respectively.

Factors impacting market performance in the third quarter of 2023, using the S&P 500® Index as a market benchmark, were fears of further Fed hikes to interest rates, to combat inflation, rising Treasury yields and higher oil prices, combined with weaker earnings guidance from big tech stocks. The tide turned in November 2023, with fears of further hikes subsiding and a strong bond rally, accelerating in December 2023 as the Fed confirmed that the next move in interest rates would likely be downwards. The S&P 500® Index hit a new record high in January 2024, following data showing U.S. economic expansion of 3.3% (annualized) in the fourth quarter of 2023.

August 2023 weakness was led by banks, automakers and big tech firms with energy stocks rallying. The September slump was led by real estate and technology stocks, with utilities being the only gaining sector in October. November’s powerful rally was led by technology, REITs and financials, with energy stocks falling on weaker oil prices. December saw growth massively outperform value and this theme continued into January 2024.

Strong upward moves in technology and communications, to which the Fund is overweight, led to outperformance by the Fund, while the decline in the energy sector towards the end of the fiscal period was also supportive. Weaker sectors, such as utilities and consumer staples, are underweighted by the Fund, which was also helpful to performance. In view of the U.S. economic expansion in the second half of 2023, the growth bias of the Fund was generally good for performance in the latter half of the current fiscal period.

Once again, Tesla, Inc. stands out as a negative performer for the Fund, as it fell some 28.24% over the current fiscal period. Reasons for the decline were falling gross margins, a delayed product launch, and concerns over its high valuation, especially in relation to other global car companies. These concerns were compounded by its Q4 earnings report which came out late January 2024, warning of slower vehicle growth and lower profit margins in 2024.

By category of exclusion, all categories contributed to performance in this fiscal period. Notable contributions to Fund outperformance were exclusions based on animal-derived products and other environmental and human rights, followed by fossil fuel production and energy production from fossil fuel.

US Vegan Climate ETF

Letter to Shareholders

(Unaudited) (Continued)

Thanking you once again for your trust and continued support,

Sincerely,

Claire Smith, Chief Executive Officer
Beyond Investing LLC, Adviser to the Fund

Must be preceded or accompanied by a prospectus.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. The performance of the Fund may diverge from that of the Index and may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Standard & Poor’s 500 Index (S&P 500® Index) - An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. Quotes for the Index can be found under the symbol “SPX” on the Bloomberg Professional service and other financial data providers.

The Beyond Investing US Vegan Climate® Index is a passive rules-based index of primarily U.S. large cap stocks that seeks to avoid investments in companies whose activities directly contribute to animal suffering, destruction of the natural environment and climate change. Quotes for the Index can be found under the symbol “VEGAN” on the Bloomberg Professional service and other financial data providers.

One may not directly invest in an index.

Past performance does not guarantee future results.

The US Vegan Climate ETF is distributed by Quasar Distributors, LLC.

US Vegan Climate ETF

Portfolio Allocation

As of January 31, 2024 (Unaudited)

Sector	Percentage of Net Assets
Technology (a)	44.7%
Financial	19.6
Communications	13.8
Consumer, Non-cyclical	10.1
Consumer, Cyclical	5.9
Industrial	5.4
Short-Term Investments	0.2
Energy	0.2
Utilities	0.1
Other Assets in Excess of Liabilities (b)	0.0
100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in the Notes to Financial Statements.

(b)	Represents less than 0.05% of net assets.

US Vegan Climate ETF

Schedule of Investments

January 31, 2024 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.8%
	Communications — 13.8%
1,884	Airbnb, Inc. - Class A (a)	$271,560
13,147	Alphabet, Inc. - Class A (a)	1,841,895
12,990	Alphabet, Inc. - Class C (a)	1,841,982
1,068	Arista Networks, Inc. (a)	276,270
32,160	AT&T, Inc.	568,910
159	Booking Holdings, Inc. (a)	557,688
601	CDW Corporation	136,259
447	Charter Communications, Inc. - Class A (a)	165,707
42,212	Cisco Systems, Inc.	2,118,198
18,350	Comcast Corporation - Class A	854,009
1,200	DoorDash, Inc. - Class A (a)	125,040
2,390	eBay, Inc.	98,157
639	Expedia Group, Inc. (a)	94,783
171	FactSet Research Systems, Inc.	81,382
2,781	Gen Digital, Inc.	65,298
657	GoDaddy, Inc. - Class A (a)	70,076
1,725	Interpublic Group of Companies, Inc.	56,908
684	Okta, Inc. (a)	56,533
881	Omnicom Group, Inc.	79,625
1,366	Palo Alto Networks, Inc. (a)	462,405
2,609	Pinterest, Inc. - Class A (a)	97,759
2,410	Robinhood Markets, Inc. - Class A (a)	25,883
2,331	T-Mobile US, Inc.	375,827
1,991	Trade Desk, Inc. - Class A (a)	136,244
8,850	Uber Technologies, Inc. (a)	577,640
403	VeriSign, Inc. (a)	80,149
18,917	Verizon Communications, Inc.	801,135
		11,917,322
	Consumer, Cyclical — 5.9%
128	AutoNation, Inc. (a)	17,876
712	CarMax, Inc. (a)	50,680
3,824	Copart, Inc. (a)	183,705
637	Cummins, Inc.	152,434
1,371	D.R. Horton, Inc.	195,930

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
January 31, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Consumer, Cyclical — 5.9% (Continued)
1,920	DraftKings, Inc. - Class A (a)	$74,976
2,567	Fastenal Company	175,146
618	Genuine Parts Company	86,662
1,101	Lennar Corporation - Class A	164,985
121	Lithia Motors, Inc.	35,677
657	Live Nation Entertainment, Inc. (a)	58,374
1,141	LKQ Corporation	53,250
1,010	National Vision Holdings, Inc. (a)	19,200
14	NVR, Inc. (a)	99,054
270	O’Reilly Automotive, Inc. (a)	276,224
2,321	PACCAR, Inc.	233,005
369	Planet Fitness, Inc. - Class A (a)	25,003
170	Pool Corporation	63,113
980	PulteGroup, Inc.	102,469
3,017	Rivian Automotive, Inc. - Class A (a)	46,190
14,932	Tesla, Inc. (a)	2,796,614
149	Watsco, Inc.	58,256
181	W.W. Grainger, Inc.	162,111
		5,130,934
	Consumer, Non-cyclical — 10.1%
1,853	Automatic Data Processing, Inc.	455,430
89	Avis Budget Group, Inc.	14,570
1,809	Beyond Meat, Inc. (a)	11,976
2,459	Block, Inc. (a)	159,860
513	Celsius Holdings, Inc. (a)	25,599
2,430	Centene Corporation (a)	183,003
1,323	Cigna Group	398,157
1,823	CoStar Group, Inc. (a)	152,184
1,057	Elevance Health, Inc.	521,566
235	elf Beauty, Inc. (a)	37,490
547	Equifax, Inc.	133,654
323	FleetCor Technologies, Inc. (a)	93,647
343	Gartner, Inc. (a)	156,902
36,366	Ginkgo Bioworks Holdings, Inc. (a)	44,003

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
January 31, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Consumer, Non-cyclical — 10.1% (Continued)
1,162	Global Payments, Inc.	$154,813
652	H&R Block, Inc.	30,540
917	HCA Healthcare, Inc.	279,593
4,096	Hertz Global Holdings, Inc. (a)	34,202
556	Humana, Inc.	210,201
296	Ingredion, Inc.	31,841
803	IQVIA Holdings, Inc. (a)	167,209
606	McKesson Corporation	302,933
259	Molina Healthcare, Inc. (a)	92,318
713	Moody’s Corporation	279,525
471	Natera, Inc. (a)	31,058
655	Omnicell, Inc. (a)	21,071
4,935	PayPal Holdings, Inc. (a)	302,762
467	Robert Half, Inc.	37,145
1,430	S&P Global, Inc.	641,141
867	TransUnion	59,988
305	United Rentals, Inc.	190,747
6,333	UnitedHealth Group, Inc.	3,240,849
649	Verisk Analytics, Inc.	156,753
264	Waters Corporation (a)	83,875
		8,736,605
	Energy — 0.2%
593	Enphase Energy, Inc. (a)	61,749
455	First Solar, Inc. (a)	66,567
2,412	Plug Power, Inc. (a)	10,733
1,173	Sunrun, Inc. (a)	16,985
		156,034
	Financial — 19.6%
2,413	Aflac, Inc.	203,512
1,170	Allstate Corporation	181,643
2,635	American Express Company	528,950
3,198	American International Group, Inc.	222,293
2,095	American Tower Corporation	409,887
460	Ameriprise Financial, Inc.	177,942

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
January 31, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Financial — 19.6% (Continued)
903	Aon plc - Class A	$269,482
1,608	Arch Capital Group, Ltd. (a)	132,547
959	Arthur J. Gallagher & Company	222,641
637	AvalonBay Communities, Inc.	114,029
3,390	Bank of New York Mellon Corporation	188,009
1,064	Brown & Brown, Inc.	82,524
475	Camden Property Trust	44,574
1,695	Capital One Financial Corporation	229,367
472	Cboe Global Markets, Inc.	86,777
1,387	CBRE Group, Inc. - Class A (a)	119,712
1,841	Chubb, Ltd.	451,045
693	Cincinnati Financial Corporation	76,784
2,118	Citizens Financial Group, Inc.	69,259
1,613	CME Group, Inc.	332,020
1,942	Crown Castle, Inc.	210,222
1,120	Discover Financial Services	118,182
420	Equinix, Inc.	348,503
798	Equity LifeStyle Properties, Inc.	54,017
1,676	Equity Residential	100,878
286	Essex Property Trust, Inc.	66,715
148	Everest Group Ltd.	56,976
939	Extra Space Storage, Inc.	135,629
3,054	Fifth Third Bancorp	104,569
2,475	First Horizon Corporation	35,244
1,370	Hartford Financial Services Group, Inc.	119,135
6,485	Huntington Bancshares, Inc.	82,554
2,542	Intercontinental Exchange, Inc.	323,673
2,573	Invitation Homes, Inc.	84,729
1,302	Iron Mountain, Inc.	87,911
4,198	KeyCorp	60,997
2,718	Kimco Realty Corporation	54,904
338	LPL Financial Holdings, Inc.	80,846
743	M&T Bank Corporation	102,608
58	Markel Group, Inc. (a)	86,851

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
January 31, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Financial — 19.6% (Continued)
2,218	Marsh & McLennan Companies, Inc.	$429,937
7,052	Mastercard, Inc. - Class A	3,167,970
2,838	MetLife, Inc.	196,730
521	Mid-America Apartment Communities, Inc.	65,844
1,542	Nasdaq, Inc.	89,081
64	NET Lease Office Properties	1,577
2,626	Progressive Corporation	468,085
4,146	Prologis, Inc.	525,257
1,631	Prudential Financial, Inc.	171,141
711	Public Storage	201,348
848	Raymond James Financial, Inc.	93,433
3,187	Realty Income Corporation	173,341
4,215	Regions Financial Corporation	78,694
482	SBA Communications Corporation	107,901
1,456	Simon Property Group, Inc.	201,816
554	Sun Communities, Inc.	69,444
1,869	Synchrony Financial	72,648
1,025	Travelers Companies, Inc.	216,644
5,978	Truist Financial Corporation	221,545
1,368	UDR, Inc.	49,275
1,804	Ventas, Inc.	83,688
12,259	Visa, Inc. - Class A	3,349,894
957	W.P. Carey, Inc.	59,296
910	W.R. Berkley Corporation	74,511
2,332	Welltower, Inc.	201,741
468	Willis Towers Watson plc	115,268
		16,944,249
	Industrial — 5.4%
305	Advanced Drainage Systems, Inc.	39,778
551	Builders FirstSource, Inc. (a)	95,725
3,765	Carrier Global Corporation	205,983
3,048	CRH plc	218,724
538	Crown Holdings, Inc.	47,613
1,191	Deere & Company	468,754

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
January 31, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Industrial — 5.4% (Continued)
626	Dover Corporation	$93,762
1,785	Eaton Corporation plc	439,253
524	Energizer Holdings, Inc.	16,569
661	Expeditors International of Washington, Inc.	83,504
1,037	FedEx Corporation	250,218
753	Graco, Inc.	64,231
1,367	Graphic Packaging Holding Company	34,872
240	Hubbell, Inc.	80,537
339	IDEX Corporation	71,699
564	Jabil, Inc.	70,664
3,040	Johnson Controls International plc	160,178
796	Keysight Technologies, Inc. (a)	121,995
143	Lennox International, Inc.	61,227
97	Mettler-Toledo International, Inc. (a)	116,127
1,852	Otis Worldwide Corporation	163,791
401	Owens Corning	60,764
575	Parker-Hannifin Corporation	267,088
516	Rockwell Automation, Inc.	130,692
377	Silgan Holdings, Inc.	17,319
191	Simpson Manufacturing Company, Inc.	34,569
233	Snap-on, Inc.	67,554
682	Stanley Black & Decker, Inc.	63,631
464	Toro Company	42,911
1,025	Trane Technologies plc	258,351
485	Trex Company, Inc. (a)	39,518
1,113	Trimble, Inc. (a)	56,607
3,255	United Parcel Service, Inc. - Class B	461,884
1,562	Vertiv Holdings Company - Class A	87,987
797	Westinghouse Air Brake Technologies Corporation	104,861
511	XPO, Inc. (a)	43,660
		4,642,600
	Technology — 44.7% (b)
6,638	Accenture plc - Class A	2,415,435
4,182	Adobe, Inc. (a)	2,583,556

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
January 31, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Technology — 44.7% (b) (Continued)
16,814	Advanced Micro Devices, Inc. (a)	$2,819,540
670	Akamai Technologies, Inc. (a)	82,564
388	ANSYS, Inc. (a)	127,198
18,892	Apple, Inc.	3,483,685
3,755	Applied Materials, Inc.	616,947
687	Atlassian Corporation - Class A (a)	171,592
961	Autodesk, Inc. (a)	243,911
3,314	Broadcom, Inc.	3,910,520
527	Broadridge Financial Solutions, Inc.	107,613
1,211	Cadence Design Systems, Inc. (a)	349,325
1,286	Cloudflare, Inc. - Class A (a)	101,658
2,269	Cognizant Technology Solutions Corporation - Class A	174,985
988	Crowdstrike Holdings, Inc. - Class A (a)	288,990
1,300	Datadog, Inc. - Class A (a)	161,772
1,108	Dell Technologies, Inc. - Class C	91,831
1,217	Electronic Arts, Inc.	167,435
671	Entegris, Inc.	78,977
252	EPAM Systems, Inc. (a)	70,084
109	Fair Isaac Corporation (a)	130,672
2,659	Fidelity National Information Services, Inc.	165,549
2,729	Fiserv, Inc. (a)	387,163
3,044	Fortinet, Inc. (a)	196,308
213	HubSpot, Inc. (a)	130,143
44,278	Intel Corporation	1,907,496
4,097	International Business Machines Corporation	752,455
1,226	Intuit, Inc.	774,011
325	Jack Henry & Associates, Inc.	53,895
612	KLA Corporation	363,553
593	Lam Research Corporation	489,326
612	Lattice Semiconductor Corporation (a)	37,246
273	Manhattan Associates, Inc. (a)	66,219
3,866	Marvell Technology, Inc.	261,728
2,401	Microchip Technology, Inc.	204,517
4,920	Micron Technology, Inc.	421,890

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
January 31, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Technology — 44.7% (b) (Continued)
308	MongoDB, Inc. (a)	$123,360
208	Monolithic Power Systems, Inc.	125,366
345	MSCI, Inc.	206,524
937	NetApp, Inc.	81,706
7,211	NVIDIA Corporation	4,436,712
1,934	ON Semiconductor Corporation (a)	137,565
16,616	Oracle Corporation	1,856,007
1,451	Paychex, Inc.	176,630
230	Paycom Software, Inc.	43,755
528	PTC, Inc. (a)	95,383
5,015	QUALCOMM, Inc.	744,778
2,090	ROBLOX Corporation - Class A (a)	81,113
9,552	Salesforce, Inc. (a)	2,684,972
871	Seagate Technology Holdings plc	74,627
917	ServiceNow, Inc. (a)	701,872
715	Skyworks Solutions, Inc.	74,689
1,245	Snowflake, Inc. - Class A (a)	243,572
697	Splunk, Inc. (a)	106,899
974	SS&C Technologies Holdings, Inc.	59,434
206	Super Micro Computer, Inc. (a)	109,100
680	Synopsys, Inc. (a)	362,678
756	Take-Two Interactive Software, Inc. (a)	124,687
690	Teradyne, Inc.	66,647
4,068	Texas Instruments, Inc.	651,368
809	Twilio, Inc. - Class A (a)	56,897
187	Tyler Technologies, Inc. (a)	79,054
653	Veeva Systems, Inc. - Class A (a)	135,439
1,456	Western Digital Corporation (a)	83,356
923	Workday, Inc. - Class A (a)	268,658
229	Zebra Technologies Corporation - Class A (a)	54,857
1,127	Zoom Video Communications, Inc. - Class A (a)	72,815
396	Zscaler, Inc. (a)	93,325
		38,603,634

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
January 31, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Utilities — 0.1%
875	American Water Works Company, Inc.	$108,518
	TOTAL COMMON STOCKS (Cost $65,403,129)	86,239,896

	SHORT-TERM INVESTMENTS — 0.2%
165,136	First American Government Obligations Fund - Class X, 5.25% (c)	165,136
	TOTAL SHORT-TERM INVESTMENTS (Cost $165,136)	165,136
	TOTAL INVESTMENTS (Cost $65,568,265) — 100.0%	86,405,032
	Other Assets in Excess of Liabilities — 0.0% (d)	12,030
	NET ASSETS — 100.0%	$86,417,062

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in the Notes to Financial Statements.

(c)	Rate shown is the annualized seven-day yield as of January 31, 2024.
(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Statement of Assets and Liabilities

January 31, 2024 (Unaudited)

ASSETS
Investments in securities, at value (Cost $65,568,265)	$86,405,032
Dividends and interest receivable	55,082
Total assets	86,460,114

LIABILITIES
Management fees payable	43,052
Total liabilities	43,052

NET ASSETS	$86,417,062

Net Assets Consist of:
Paid-in capital	$69,552,847
Total distributable earnings (accumulated deficit)	16,864,215
Net assets	$86,417,062

Net Asset Value:
Net assets	$86,417,062
Shares outstanding ^	1,975,000
Net asset value, offering and redemption price per share	$43.76

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Statement of Operations

For the Six-Months Ended January 31, 2024 (Unaudited)

INCOME
Dividends	$517,957
Interest	5,437
Total investment income	523,394

EXPENSES
Management fees	234,363
Total expenses	234,363

Net investment income (loss)	289,031

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(344,935)
Change in unrealized appreciation (depreciation) on investments	7,163,029
Net realized and unrealized gain (loss) on investments	6,818,094
Net increase (decrease) in net assets resulting from operations	$7,107,125

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Statements of Changes in Net Assets

	Six-Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023
OPERATIONS
Net investment income (loss)	$289,031	$527,889
Net realized gain (loss) on investments	(344,935)	(767,330)
Change in unrealized appreciation (depreciation) on investments	7,163,029	10,267,937
Net increase (decrease) in net assets resulting from operations	7,107,125	10,028,496

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(322,081)	(532,973)
Total distributions to shareholders	(322,081)	(532,973)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,975,807	—
Payments for shares redeemed	—	(1,715,610)
Net increase (decrease) in net assets derived from capital share transactions (a)	3,975,807	(1,715,610)
Net increase (decrease) in net assets	$10,760,851	$7,779,913

NET ASSETS
Beginning of period/year	$75,656,211	$67,876,298
End of period/year	$86,417,062	$75,656,211

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	100,000	—
Shares redeemed	—	(50,000)
Net increase (decrease)	100,000	(50,000)

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended January 31, 2024		Year Ended July 31,			Period Ended July 31,
	(Unaudited)		2023	2022	2021	2020(1)
Net asset value, beginning of period/year	$40.35		$35.26	$40.24	$28.93	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.15		0.28	0.22	0.20	0.27
Net realized and unrealized gain (loss) on investments (6)	3.43		5.09	(5.01)	11.31	3.87
Total from investment operations	3.58		5.37	(4.79)	11.51	4.14

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.17)		(0.28)	(0.19)	(0.20)	(0.21)
Total distributions to shareholders	(0.17)		(0.28)	(0.19)	(0.20)	(0.21)

Net asset value, end of period/year	$43.76		$40.35	$35.26	$40.24	$28.93

Total return	8.88	%(3)	15.36%	-11.94%	39.89%	16.71	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$86,417		$75,656	$67,876	$59,361	$22,424

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Financial Highlights

For a capital share outstanding throughout the period/year (Continued)

	Six-Months Ended January 31, 2024		Year Ended July 31,			Period Ended July 31,
	(Unaudited)		2023	2022	2021	2020(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.60	%(4)	0.60%	0.60%	0.60%	0.60	%(4)
Net investment income (loss) to average net assets	0.74	%(4)	0.80%	0.56%	0.58%	1.16	%(4)
Portfolio turnover rate (5)	13	%(3)	20%	17%	22%	18	%(3)

(1)	Commencement of operations on September 9, 2019.
(2)	Calculated based on average shares outstanding during the period/year.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Notes to Financial Statements
January 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

US Vegan Climate ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Beyond Investing US Vegan Climate® Index (the “Index”). The Fund commenced operations on September 9, 2019.

The end of the reporting period for the Fund is January 31, 2024, and the period covered by these Notes to Financial Statements is the six-month period from August 1, 2023 through January 31, 2024 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® Exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2024 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2024 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$86,239,896	$—	$—	$86,239,896
Short-Term Investments	165,136	—	—	165,136
Total Investments in Securities	$86,405,032	$—	$—	$86,405,032

^	See Schedule of Investments for breakout of investments by sector.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2024 (Unaudited) (Continued)

Dividend income and expense are recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income and expense is recorded on an accrual basis.

Distributions received from the Fund’s investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid quarterly by the Fund. Distributions to shareholders of net realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2024 (Unaudited) (Continued)

The permanent differences primarily relate to redemptions in-kind. For the fiscal year ended July 31, 2023, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(652,336)	$652,336

H.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Beyond Investing LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets. The Adviser is responsible for paying the Sub-Adviser.

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2024 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

All officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $10,485,528 and $10,337,770, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, there was $3,864,624 of in-kind transactions associated with creations and none associated with redemptions.

NOTE 5 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit), are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at July 31, 2023 were as follows:

Tax cost of investments	$62,274,401
Gross tax unrealized appreciation	$18,424,909
Gross tax unrealized depreciation	(5,053,247)
Net tax unrealized appreciation (depreciation)	13,371,662
Undistributed ordinary income	68,672
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(3,361,163)
Distributable earnings (accumulated deficit)	$10,079,171

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2024 (Unaudited) (Continued)

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended July 31, 2023, the Fund did not elect to defer any post-October capital losses or late-year ordinary losses.

As of July 31, 2023, the Fund had $2,085,832 of short-term capital loss carryforward and $1,275,330 of long-term capital loss carryforward available for federal income tax purposes. These amounts do not have an expiration date.

The tax character of distributions paid by the Fund during the fiscal years ended July 31, 2023 and July 31, 2022, was as follows:

	Year Ended July 31, 2023	Year Ended July 31, 2022
Ordinary Income	$532,973	$337,892

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2024 (Unaudited) (Continued)

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 7 – RISKS

Concentration Risk. To the extent the Fund invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy, and the value of shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries or sectors.

US Vegan Climate ETF

Expense Example

For the Six-Months Ended January 31, 2024 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the following Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

US Vegan Climate ETF

Expense Example

For the Six-Months Ended January 31, 2024 (Unaudited) (Continued)

	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During the Period(1)
Actual	$1,000.00	$1,088.80	$3.15
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.12	$3.05

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.60%, multiplied by the average account value during the six-month period, multiplied by 184/366, to reflect the one-half year period.

US Vegan Climate ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

US Vegan Climate ETF

Federal Tax Information

(Unaudited)

For the fiscal year ended July 31, 2023, certain dividends paid by the Fund may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal year ended July 31, 2023 was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Fund’s website at www.veganetf.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.veganetf.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.veganetf.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

US Vegan Climate ETF

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.veganetf.com.

Information About the Fund’s Trustees
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.veganetf.com.

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(This Page Intentionally Left Blank.)

Adviser
Beyond Investing LLC
14391 Spring Hill Drive, Suite 301
Spring Hill, Florida 34609

Sub-Adviser
Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A
Orinda, California 94563

Index Provider
Beyond Advisors IC
Digital Hub Jersey, Block 3, Ground Floor Grenville Street
St. Helier, Jersey JE2 4UF

Distributor
Quasar Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

US Vegan Climate ETF
Symbol – VEGN
CUSIP – 26922A297

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	4/3/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	4/3/2024

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	4/3/2024

*	Print the name and title of each signing officer under his or her signature.